Note 14 - Income Tax (Details Textual) - CAD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 2,209	$ 2,143
Non-capital losses [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 34,235